Income Taxes - reconciliation of (loss) income before income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income (loss) before income taxes	$ 10,197	$ (23,956)	$ 17,547
Computed recovery (expense) of income taxes	(4,355)	6,383	(5,982)
Decrease (increase) in income taxes resulting from:
Revisions to prior years	986	(1,064)	351
Capital gains and losses on dispositions, net	(145)	(454)	83
Resource property revenue taxes	(5,031)	(4,130)	(5,758)
Unrecognized losses in current year	(121)	(330)	(199)
Previously unrecognized deferred income tax assets, net	2	927	302
Permanent differences	306	1,063	262
Other non-taxable income	196	326	1,316
Other, net	(24)	(46)	(27)
Provision for income taxes	$ (8,798)	$ 549	$ (10,176)